License Agreement (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 22, 2019	Dec. 31, 2018	Dec. 31, 2019
Revenues	$ 100,000	$ 225,254	$ 1,268,988
Agreement term	3 years
Distributor License Fees [Member]
Revenues			$ 31,788